Accrued Expenses and Other Liabilities - Schedule of Accrued Expenses and Other Liabilities (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
Schedule of Accrued Expenses and Other Liabilities [Abstract]
Accrued advertising and marketing fees	¥ 18,297		¥ 15,619
Payables related to service fees and others	52,258		56,361
Advanced from customers	1,342		315
Amounts due to customers for the segregated bank balances held on their behalf	57,166		50,494
Deposits	587		586
Other	1,817		3,051
Total accrued expenses and other current liabilities	¥ 131,467	$ 18,011	¥ 126,426